January 16, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust (formerly Catalyst Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 108 to the Trust’s Registration Statement (the “Amendment”).  The purpose of this filing is to register shares of the Empiric Core Equity Fund.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or Tanya Goins at (202) 973-2722.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP

698149.85